Income Tax - Summary Of Temporary Difference, Unused Tax Losses And Unused Tax Credits (Detail) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	R$ 337,652	R$ 153,847	R$ 337,652	R$ 153,847	R$ 279,401	R$ 140,400	R$ 219,668	R$ 171,074
Deferred tax expense (income)	(63,315)	(60,647)	58,251	13,447	139,001	(79,268)	48,594
Deferred tax assets	378,726		378,726		284,533	152,425
Deferred tax liabilities	(41,074)		(41,074)		(5,132)	(12,025)
Tax Losses Carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	38,616		38,616		17,146	55,358
Deferred tax expense (income)	24,769	(7,064)	21,470	(41,725)	(38,212)	37,774	17,584
Goodwill on Business Combinations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	28,430		28,430		22,303	59,993
Deferred tax expense (income)	(5,861)	(8,153)	6,127	(25,845)	(37,690)	(56,789)	(51,327)
Provisions for IFAs Commissions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	72,222		72,222		68,041	31,031
Deferred tax expense (income)	1,718	7,698	4,181	21,103	37,010	4,744	26,156
Revaluations of Financial Assets at Fair Value [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(9,993)		(9,993)		25,259	1,397
Deferred tax expense (income)	3,513	(1,178)	(35,252)	(9,374)	23,862	(2,427)	4,030
Expected losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	20,578		20,578		5,666	3,079
Deferred tax expense (income)	4,248	1,411	14,912	1,563	2,587	(2,345)	4,329
Financial Instruments Taxed on Redemption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(18)		(18)			(13,041)
Deferred tax expense (income)	(18)	(18,980)	(18)	(11,637)	13,041	(6,230)	(6,811)
Profit Sharing Plan [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	79,727		79,727		141,136
Deferred tax expense (income)	(97,272)	(38,295)	(61,409)	76,105	141,136
Net Gain on Hedge Instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	32,927		32,927		(36,384)	(1,441)
Deferred tax expense (income)	5,805	3,675	69,311	(1,885)	(34,943)	(51,423)	49,382
ShareBase Compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	47,824		47,824		2,950
Deferred tax expense (income)	17,533		44,874		2,950
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	27,339		27,339		33,284	4,024
Deferred tax expense (income)	R$ (17,750)	R$ 239	R$ (5,945)	R$ 5,142	R$ 29,260	R$ (2,572)	R$ 5,251